INCOME TAXES - Schedule of operating loss carryforwards (Details)	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	$ 14,857,000
2025 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	76,000
2026 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	224,000
2027 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	1,874,000
2028 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	3,340,000
2029 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	504,000
2030 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	1,017,000
2031 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	1,810,000
2032 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	1,690,000
2033 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	865,000
2034 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	667,000
2035 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	520,000
2036 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	238,000
2037 [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	276,000
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Non-capital losses subject to expiration	$ 1,756,000